UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 97.4%

California — 95.7%
County/City/Special District/School District — 24.1%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/19(a)	$6,350	$6,530,149
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 05/01/31	500	545,265
6.50%, 05/01/36	1,210	1,330,480
6.50%, 05/01/42	2,225	2,446,543
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(a)	2,000	2,021,500
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/38	4,815	5,458,284
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,161,217
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,880	3,146,458
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 08/01/33	2,500	2,555,875
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	12,500	14,349,500
Modesto Irrigation District, COP, Capital Improvements, Series A, 5.75%, 10/01/29	3,035	3,080,707
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 08/01/33	1,315	1,349,519
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District:
5.00%, 10/01/36	2,000	2,235,060
5.00%, 10/01/41	8,000	8,834,640
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/32	3,375	3,702,712
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,060	3,322,334
Santa Clarita Public Finance Authority, RB, Streetlights Acquisition And Retrofit Program, Series A, 5.00%, 09/01/43	3,205	3,554,473

Security	Par (000)	Value
County/City/Special District/School District (continued)
Santa Monica Public Financing Authority, RB, Downtown Fire Station Project, 5.00%, 07/01/42	$1,250	$1,402,938
State of California, GO, Refunding Various Purposes:
5.00%, 08/01/37	15,000	17,002,950
5.00%, 08/01/46	2,500	2,768,500
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 08/01/19(a)	4,000	4,128,280
Tracy Community Facilities District, Special Tax Bonds, Series 1:
5.00%, 09/01/38	335	355,552
5.00%, 09/01/43	515	544,046
5.00%, 09/01/48	570	599,811
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 08/01/21(a)	3,445	3,751,433
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,852,646
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,816,950

		109,847,822
Education — 8.4%
California Educational Facilities Authority, Refunding RB, San Francisco University:
6.13%, 10/01/21(a)	3,075	3,429,455
6.13%, 10/01/36	3,205	3,548,512
California Municipal Finance Authority, RB, Emerson College, 5.75%, 01/01/22(a)	2,500	2,782,700
California Municipal Finance Authority, Refunding RB, Emerson College, Series B:
5.00%, 01/01/34	695	762,943
5.00%, 01/01/36	750	816,638
5.00%, 01/01/37	630	684,451
5.00%, 01/01/42	1,000	1,077,630
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/33	5,640	6,380,194
University of California, Refunding RB:
General, Series AZ, 5.00%, 05/15/43	5,800	6,495,188
Limited Project, Series O, 5.00%, 05/15/40	6,600	7,379,724

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
University of California, Refunding RB (continued):
Series AR, 5.00%, 05/15/38	$4,250	$4,707,597

		38,065,032
Health — 13.5%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(a)	4,975	5,141,812
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 09/01/19(a)	6,710	6,928,478
Cedars Sinai Medical Center, Series A, 5.00%, 08/15/34	5,475	6,165,288
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,204,225
Sutter Health, Series A, 5.00%, 11/15/36	1,000	1,126,890
Sutter Health, Series B, 6.00%, 08/15/20(a)	6,015	6,450,306
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 07/01/19(a)	5,550	5,707,120
Dignity Health, 6.00%, 07/01/19(a)	4,520	4,647,961
Sutter Health, 5.00%, 11/15/37	2,000	2,243,840
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, 5.50%, 12/01/58(b)	930	975,849
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,319,360
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	7,750	8,721,617

		61,632,746
State — 9.3%
State of California, GO, Refunding, Various Purposes, 5.00%, 11/01/37	4,690	5,294,635
State of California, GO, Various Purposes:
6.00%, 04/01/19(a)	4,245	4,321,835
6.00%, 04/01/38	7,755	7,881,329

Security	Par (000)	Value
State (continued)
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	$9,000	$9,180,990
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,553,054
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(a)	5,025	5,255,798
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	4,335	4,807,428

		42,295,069
Tobacco — 5.2%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	1,135	1,137,883
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	17,470	17,010,539
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.38%, 06/01/38	2,000	2,010,460
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	2,500	2,506,200
5.13%, 06/01/46	885	887,195

		23,552,277
Transportation — 17.5%
City & County of San Francisco California Airports Commission, ARB, Second Series E:
6.00%, 05/01/19(a)	520	531,154
6.00%, 05/01/39	6,230	6,361,453
City & County of San Francisco California Airports Commission, Refunding ARB, Series B, 5.00%, 05/01/47	6,500	7,136,155
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, AMT:
Series B, 5.00%, 05/15/36	2,100	2,289,630

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, AMT (continued):
Sub-Series A, 5.00%, 05/15/42	$4,220	$4,557,684
Sub-Series B, 5.00%, 05/15/34	3,425	3,762,705
Subordinate, Series B, 5.00%, 05/15/31	100	110,978
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A:
5.00%, 05/15/34	6,650	6,745,028
5.00%, 05/15/40	4,760	4,933,074
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,850	4,188,531
Series A-1, 5.75%, 03/01/34	3,875	4,145,514
Series A-1, 6.25%, 03/01/34	2,650	2,887,997
County of Sacramento California Airport System Revenue, Refunding RB, Series B, 5.00%, 07/01/38	1,500	1,683,075
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	12,500	13,706,250
County of Sacramento California Airport System Revenue, Refunding RB, AMT, Series C, 5.00%, 07/01/36	6,395	7,081,439
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	4,135	4,470,803
San Francisco Municipal Transportation Agency, RB, 4.00%, 03/01/46	4,935	4,976,602

		79,568,072
Utilities — 17.7%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	2,796,544
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 01/01/34	6,555	6,687,280
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	4,000	4,244,080

Security	Par (000)	Value
Utilities (continued)
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 06/01/19(a)	$2,000	$2,037,700
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(a)	5,625	6,179,062
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	1,750	1,963,045
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	5,000	5,379,800
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	2,425	2,641,504
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,136,800
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	5,000	5,569,700
5.25%, 07/01/44	3,000	3,401,760
Los Angeles Department of Water & Power System Revenue, RB, Power System, Series A, 5.00%, 07/01/42	10,670	11,861,519
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	6,000	6,686,280
Los Angeles Department of Water & Power System Revenue, Refunding RB, Series A, 5.00%, 07/01/33	8,905	9,974,580

		80,559,654

Total Municipal Bonds in California		435,520,672

Multi-State — 0.4%
Housing — 0.4%
Centerline Equity Issuer Trust(b):
Series A-4-2, 6.00%, 05/15/19	1,000	1,018,340
Series B-3-2, 6.30%, 05/15/19	1,000	1,019,810

Total Municipal Bonds in Multi-State		2,038,150

Puerto Rico — 1.3%
Tobacco — 1.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,910	2,951,322

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$2,765	$2,802,632

Total Municipal Bonds in Puerto Rico		5,753,954

Total Municipal Bonds — 97.4% (Cost — $437,526,974)		443,312,776

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 73.8%
County/City/Special District/School District — 27.2%
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	5,000	5,093,250
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)(d)	12,902	13,642,801
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	20,131	20,769,999
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	16,878,526
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	10,484	10,756,155
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/47	10,000	11,175,650
San Francisco California Bay Area Rapid Transit District, GO, Election 2016, Green Bond, Series A, 5.00%, 08/01/47	10,615	12,053,583
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 08/01/39	14,505	15,928,933
San Jose Unified School District, GO, Series C, 4.00%, 08/01/39	6,100	6,215,870

Security	Par (000)	Value
County/City/Special District/School District (continued)
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	$10,000	$11,344,150

		123,858,917
Education — 16.1%
University of California, RB:
Limited Project, Series M, 5.00%, 05/15/42	10,000	11,059,600
Series AM, 5.25%, 05/15/44	5,000	5,599,625
Series O, 5.75%, 05/15/19(a)	12,303	12,565,955
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	11,791	13,080,527
Series AI, 5.00%, 05/15/38	14,225	15,485,990
Series I, 5.00%, 05/15/40	14,065	15,547,343

		73,339,040
Health — 9.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/41	11,620	12,653,192
5.00%, 08/15/52	9,695	10,334,618
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	18,960	20,064,609

		43,052,419
State — 2.5%
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	10,165	11,209,701

Transportation — 11.8%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	8,720	9,379,450
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Sub-Series A, 5.00%, 05/15/42	22,710	24,527,353
Series D, 5.00%, 05/15/41	18,632	20,060,318

		53,967,121
Utilities — 6.7%
County of Orange California Water District, COP, Refunding, 5.00%, 08/15/19(a)	10,480	10,749,074

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	$6,412	$7,054,955
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(a)	12,460	12,695,805

		30,499,834

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 73.8% (Cost — $337,811,648)		335,927,032

Total Long-Term Investments — 171.2% (Cost — $775,338,622)		779,239,808

Security	Shares	Value
Short-Term Securities — 0.0%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.12%(e)(f)	9	$9

Total Short-Term Securities — 0.0% (Cost — $9)		9

Total Investments — 171.2% (Cost — $775,338,631)		779,239,817
Other Assets Less Liabilities — 2.1%		9,922,296
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.7)%		(162,712,239)
VMTP Shares at Liquidation Value — (37.6)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$455,149,874

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on May 18, 2020, is $6,798,086.

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutinal Class	—	9	9	$9	$—	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,190,589	(6,190,589)	—	—	599	(9)	(610)

				$9	$599	$(9)	$(610)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock California Municipal Income Trust (BFZ)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	39	12/19/18	$4,619	$34,867
Long U.S. Treasury Bond	100	12/19/18	13,813	312,270
5-Year U.S. Treasury Note	24	12/31/18	2,697	10,731

				$357,868

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$779,239,808	$—	$779,239,808
Short-Term Securities	9	—	—	9

	$9	$779,239,808	$—	$779,239,817

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$357,868	$—	$—	$357,868

(a)	See above Schedule of Investments for values in sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End (continued)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(162,125,868)	$—	$(162,125,868)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(333,425,868)	$—	$(333,425,868)

During the period ended October 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock California Municipal Income Trust

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock California Municipal Income Trust

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews

 Chief Financial Officer (principal financial officer) of

 BlackRock California Municipal Income Trust

Date: December 19, 2018